Share-Based Compensation - Summary of Stock Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 53.59
Options Outstanding, Number	10,997,892	9,191,480	9,044,237
Options Outstanding, Weighted Average Remaining Life in Years	6 years
Options Outstanding, Weighted Average Exercise Price	$ 53.59	$ 56.88	$ 58.41
Options Exercisable, Number	7,233,834
Options Exercisable, Weighted Average Exercise Price	$ 57.97
$37.84 to $41.60 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 38.71
Options Outstanding, Number	1,647,297
Options Outstanding, Weighted Average Remaining Life in Years	5 years
Options Exercisable, Number	1,647,297
Options Exercisable, Weighted Average Exercise Price	$ 38.71
$41.61 to $43.36 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 42.23
Options Outstanding, Number	2,293,802
Options Outstanding, Weighted Average Remaining Life in Years	9 years
Options Exercisable, Number	0
Options Exercisable, Weighted Average Exercise Price	$ 0
$43.37 to $45.40 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 44.5
Options Outstanding, Number	1,492,667
Options Outstanding, Weighted Average Remaining Life in Years	7 years
Options Exercisable, Number	988,275
Options Exercisable, Weighted Average Exercise Price	$ 44.5
$45.41 to $52.75 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 48.74
Options Outstanding, Number	2,239,358
Options Outstanding, Weighted Average Remaining Life in Years	5 years
Options Exercisable, Number	2,098,294
Options Exercisable, Weighted Average Exercise Price	$ 48.91
$52.76 to $78.86 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 57.6
Options Outstanding, Number	1,645,867
Options Outstanding, Weighted Average Remaining Life in Years	7 years
Options Exercisable, Number	821,067
Options Exercisable, Weighted Average Exercise Price	$ 61.68
$78.87 to $130.78 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Prices	$ 94.31
Options Outstanding, Number	1,678,901
Options Outstanding, Weighted Average Remaining Life in Years	2 years
Options Exercisable, Number	1,678,901
Options Exercisable, Weighted Average Exercise Price	$ 94.31